CONDENSED CONSOLIDATING FINANCIAL STATEMENTS (Tables)	3 Months Ended
Mar. 31, 2018
CONDENSED CONSOLIDATED FINANCIAL STATEMENTS [Abstract]
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS

DCLC, Delaware Pipeline Company LLC, Delaware City Terminaling Company LLC, Toledo Terminaling Company LLC, PLPT, PBFX Op Co, TVPC, PNGPC, TRLC, CLC, PTC and DSLC serve as guarantors of the obligations under the 2023 Notes. These guarantees are full and unconditional and joint and several. For purposes of the following footnote, the Partnership is referred to as “Issuer.” The indenture dated May 12, 2015, among the Partnership, PBF Logistics Finance Corporation (“PBF Logistics Finance”), the guarantors party thereto and Deutsche Bank Trust Company Americas, as Trustee, governs subsidiaries designated as “Guarantor Subsidiaries.” In addition, PBF LLC provides a limited guarantee of collection of the principal amount of the 2023 Notes, but is not otherwise subject to the covenants of the Indenture. Refer to PBF LLC’s Quarterly Report on Form 10-Q for its condensed consolidated financial statements.

The 2023 Notes were co-issued by PBF Logistics Finance. For purposes of the following footnote, PBF Logistics Finance is referred to as “Co-Issuer.” The Co-Issuer has no independent assets or operations.

The following supplemental combining and condensed consolidating financial information reflects the Issuer’s separate accounts, the combined accounts of the Guarantor Subsidiaries, the combining and consolidating adjustments and eliminations and the Issuer’s consolidated accounts for the dates and periods indicated. For purposes of the following combining and consolidating information, the Issuer’s investment in its subsidiaries and the Guarantor Subsidiaries’ investment in its subsidiaries are accounted for under the equity method of accounting.
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS CONDENSED CONSOLIDATING BALANCE SHEET (a)

	March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$2,599	$19,410	$—	$—	$22,009
Accounts receivable - affiliates	24	32,457	—	—	32,481
Accounts receivable	—	1,308	—	—	1,308
Prepaids and other current assets	541	1,850	—	—	2,391
Due from related parties	69,403	423,221	—	(492,624)	—
Total current assets	72,567	478,246	—	(492,624)	58,189
Property, plant and equipment, net	—	680,778	—	—	680,778
Other non-current assets	—	30	—	—	30
Investment in subsidiaries	902,699	—	—	(902,699)	—
Total assets	$975,266	$1,159,054	$—	$(1,395,323)	$738,997

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$552	$4,816	$—	$—	$5,368
Accounts payable and accrued liabilities	17,624	8,365	—	—	25,989
Deferred revenue	—	843	—	—	843
Due to related parties	423,221	69,403	—	(492,624)	—
Total current liabilities	441,397	83,427	—	(492,624)	32,200
Long-term debt	539,456	—	—	—	539,456
Other long-term liabilities	—	2,003	—	—	2,003
Total liabilities	980,853	85,430	—	(492,624)	573,659

Commitments and contingencies (Note 8)

Equity:
Net Investment - Predecessor	10,517	902,699	—	(902,699)	10,517
Common unitholders	(19,063)	—	—	—	(19,063)
IDR holder - PBF LLC	2,959	—	—	—	2,959
Total PBF Logistics LP equity	(5,587)	902,699	—	(902,699)	(5,587)
Noncontrolling interest	—	170,925	—	—	170,925
Total equity	(5,587)	1,073,624	—	(902,699)	165,338
Total liabilities and equity	$975,266	$1,159,054	$—	$(1,395,323)	$738,997
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET (a)

	December 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$10,909	$8,755	$—	$—	$19,664
Accounts receivable - affiliates	1	40,816	—	—	40,817
Accounts receivable	—	1,423	—	—	1,423
Prepaids and other current assets	571	1,222	—	—	1,793
Due from related parties	64,162	388,737	—	(452,899)	—
Total current assets	75,643	440,953	—	(452,899)	63,697
Property, plant and equipment, net	—	684,488	—	—	684,488
Other non-current assets	—	30	—	—	30
Investment in subsidiaries	866,922	—	—	(866,922)	—
Total assets	$942,565	$1,125,471	$—	$(1,319,821)	$748,215

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$2,022	$6,330	$—	$—	$8,352
Accounts payable and accrued liabilities	7,156	12,638	—	—	19,794
Deferred revenue	—	1,438	—	—	1,438
Due to related parties	388,737	64,162	—	(452,899)	—
Total current liabilities	397,915	84,568	—	(452,899)	29,584
Long-term debt	548,793	—	—	—	548,793
Other long-term liabilities	—	2,078	—	—	2,078
Total liabilities	946,708	86,646	—	(452,899)	580,455

Commitments and contingencies (Note 8)

Equity:
Net Investment - Predecessor	10,665	866,922	—	(866,922)	10,665
Common unitholders	(17,544)	—	—	—	(17,544)
IDR holder - PBF LLC	2,736	—	—	—	2,736
Total PBF Logistics LP equity	(4,143)	866,922	—	(866,922)	(4,143)
Noncontrolling interest	—	171,903	—	—	171,903
Total equity	(4,143)	1,038,825	—	(866,922)	167,760
Total liabilities and equity	$942,565	$1,125,471	$—	$(1,319,821)	$748,215
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Three Months Ended March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$60,864	$—	$—	$60,864
Third-party	—	3,876	—	—	3,876
Total revenue	—	64,740	—	—	64,740

Costs and expenses:
Operating and maintenance expenses	—	19,880	—	—	19,880
General and administrative expenses	4,291	—	—	—	4,291
Depreciation and amortization	—	6,643	—	—	6,643
Total costs and expenses	4,291	26,523	—	—	30,814

Income (loss) from operations	(4,291)	38,217	—	—	33,926

Other income (expense):
Equity in earnings of subsidiaries	38,217	—	—	(38,217)	—
Interest expense, net	(9,585)	—	—	—	(9,585)
Amortization of loan fees and debt premium	(363)	—	—	—	(363)
Net income	23,978	38,217	—	(38,217)	23,978
Less: Net loss attributable to Predecessor	—	(1,279)	—	—	(1,279)
Less: Net income attributable to noncontrolling interest	—	4,022	—	—	4,022
Net income attributable to the partners	23,978	35,474	—	(38,217)	21,235
Less: Net income attributable to the IDR holder	2,959	—	—	—	2,959
Net income attributable to PBF Logistics LP unitholders	$21,019	$35,474	$—	$(38,217)	$18,276
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Three Months Ended March 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$56,202	$—	$—	$56,202
Third-party	—	4,962	—	—	4,962
Total revenue	—	61,164	—	—	61,164

Costs and expenses:
Operating and maintenance expenses	—	17,669	—	—	17,669
General and administrative expenses	3,315	—	—	—	3,315
Depreciation and amortization	—	5,483	—	—	5,483
Total costs and expenses	3,315	23,152	—	—	26,467

Income (loss) from operations	(3,315)	38,012	—	—	34,697

Other income (expense):
Equity in earnings of subsidiaries	38,012	—	—	(38,012)	—
Interest expense, net	(7,568)	—	—	—	(7,568)
Amortization of loan fees	(416)	—	—	—	(416)
Net income	26,713	38,012	—	(38,012)	26,713
Less: Net loss attributable to Predecessor	—	(1,494)	—	—	(1,494)
Less: Net income attributable to noncontrolling interest	—	3,599	—	—	3,599
Net income attributable to the partners	26,713	35,907	—	(38,012)	24,608
Less: Net income attributable to the IDR holder	1,686	—	—	—	1,686
Net income attributable to PBF Logistics LP unitholders	$25,027	$35,907	$—	$(38,012)	$22,922
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Three Months Ended March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$23,978	$38,217	$—	$(38,217)	$23,978
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	6,643	—	—	6,643
Amortization of loan fees and debt premium	363	—	—	—	363
Unit-based compensation expense	834	—	—	—	834
Equity in earnings of subsidiaries	(38,217)	—	—	38,217	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(23)	8,359	—	—	8,336
Accounts receivable	—	115	—	—	115
Prepaids and other current assets	30	(628)	—	—	(598)
Accounts payable - affiliates	(1,470)	(1,514)	—	—	(2,984)
Accounts payable and accrued liabilities	10,172	(3,264)	—	—	6,908
Amounts due to (from) related parties	29,243	(29,243)	—	—	—
Deferred revenue	—	(595)	—	—	(595)
Other assets and liabilities	—	(75)	—	—	(75)
Net cash provided by operating activities	24,910	18,015	—	—	42,925

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(3,953)	—	—	(3,953)
Investment in subsidiaries	(462)	—	—	462	—
Net cash used in investing activities	$(462)	$(3,953)	$—	$462	$(3,953)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Three Months Ended March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(23,058)	$—	$—	$—	$(23,058)
Contribution from parent	—	1,593	—	(462)	1,131
Distributions to TVPC members	—	(5,000)	—	—	(5,000)
Repayment of revolving credit facility	(9,700)	—	—	—	(9,700)
Net cash used in financing activities	(32,758)	(3,407)	—	(462)	(36,627)

Net change in cash and cash equivalents	(8,310)	10,655	—	—	2,345
Cash and cash equivalents at beginning of year	10,909	8,755	—	—	19,664
Cash and cash equivalents at end of period	$2,599	$19,410	$—	$—	$22,009
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Three Months Ended March 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$26,713	$38,012	$—	$(38,012)	$26,713
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	5,483	—	—	5,483
Amortization of loan fees	416	—	—	—	416
Unit-based compensation expense	680	—	—	—	680
Equity in earnings of subsidiaries	(38,012)	—	—	38,012	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	90	7,770	—	—	7,860
Accounts receivable	—	2,472	—	—	2,472
Prepaids and other current assets	110	(407)	—	—	(297)
Accounts payable - affiliates	2,802	(2,081)	—	—	721
Accounts payable and accrued liabilities	6,974	1,147	—	—	8,121
Amounts due to (from) related parties	29,200	(29,200)	—	—	—
Deferred revenue	—	246	—	—	246
Other assets and liabilities	(7)	176	—	—	169
Net cash provided by operating activities	28,966	23,618	—	—	52,584

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(19,645)	—	—	(19,645)
Purchase of marketable securities	(75,036)	—	—	—	(75,036)
Maturities of marketable securities	75,006	—	—	—	75,006
Investment in subsidiaries	(2,753)	—	—	2,753	—
Net cash used in investing activities	$(2,783)	$(19,645)	$—	$2,753	$(19,675)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Three Months Ended March 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(20,059)	$—	$—	$—	$(20,059)
Distributions to TVPC members	—	(3,425)	—	—	(3,425)
Contribution from parent	—	9,601	—	(2,753)	6,848
Repayment of term loan	(39,664)	—	—	—	(39,664)
Net cash (used in) provided by financing activities	(59,723)	6,176	—	(2,753)	(56,300)

Net change in cash and cash equivalents	(33,540)	10,149	—	—	(23,391)
Cash and cash equivalents at beginning of year	52,133	12,088	—	—	64,221
Cash and cash equivalents at end of period	$18,593	$22,237	$—	$—	$40,830
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Condensed Balance Sheet

	March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$2,599	$19,410	$—	$—	$22,009
Accounts receivable - affiliates	24	32,457	—	—	32,481
Accounts receivable	—	1,308	—	—	1,308
Prepaids and other current assets	541	1,850	—	—	2,391
Due from related parties	69,403	423,221	—	(492,624)	—
Total current assets	72,567	478,246	—	(492,624)	58,189
Property, plant and equipment, net	—	680,778	—	—	680,778
Other non-current assets	—	30	—	—	30
Investment in subsidiaries	902,699	—	—	(902,699)	—
Total assets	$975,266	$1,159,054	$—	$(1,395,323)	$738,997

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$552	$4,816	$—	$—	$5,368
Accounts payable and accrued liabilities	17,624	8,365	—	—	25,989
Deferred revenue	—	843	—	—	843
Due to related parties	423,221	69,403	—	(492,624)	—
Total current liabilities	441,397	83,427	—	(492,624)	32,200
Long-term debt	539,456	—	—	—	539,456
Other long-term liabilities	—	2,003	—	—	2,003
Total liabilities	980,853	85,430	—	(492,624)	573,659

Commitments and contingencies (Note 8)

Equity:
Net Investment - Predecessor	10,517	902,699	—	(902,699)	10,517
Common unitholders	(19,063)	—	—	—	(19,063)
IDR holder - PBF LLC	2,959	—	—	—	2,959
Total PBF Logistics LP equity	(5,587)	902,699	—	(902,699)	(5,587)
Noncontrolling interest	—	170,925	—	—	170,925
Total equity	(5,587)	1,073,624	—	(902,699)	165,338
Total liabilities and equity	$975,266	$1,159,054	$—	$(1,395,323)	$738,997
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING BALANCE SHEET (a)

	December 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
ASSETS
Current assets:
Cash and cash equivalents	$10,909	$8,755	$—	$—	$19,664
Accounts receivable - affiliates	1	40,816	—	—	40,817
Accounts receivable	—	1,423	—	—	1,423
Prepaids and other current assets	571	1,222	—	—	1,793
Due from related parties	64,162	388,737	—	(452,899)	—
Total current assets	75,643	440,953	—	(452,899)	63,697
Property, plant and equipment, net	—	684,488	—	—	684,488
Other non-current assets	—	30	—	—	30
Investment in subsidiaries	866,922	—	—	(866,922)	—
Total assets	$942,565	$1,125,471	$—	$(1,319,821)	$748,215

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$2,022	$6,330	$—	$—	$8,352
Accounts payable and accrued liabilities	7,156	12,638	—	—	19,794
Deferred revenue	—	1,438	—	—	1,438
Due to related parties	388,737	64,162	—	(452,899)	—
Total current liabilities	397,915	84,568	—	(452,899)	29,584
Long-term debt	548,793	—	—	—	548,793
Other long-term liabilities	—	2,078	—	—	2,078
Total liabilities	946,708	86,646	—	(452,899)	580,455

Commitments and contingencies (Note 8)

Equity:
Net Investment - Predecessor	10,665	866,922	—	(866,922)	10,665
Common unitholders	(17,544)	—	—	—	(17,544)
IDR holder - PBF LLC	2,736	—	—	—	2,736
Total PBF Logistics LP equity	(4,143)	866,922	—	(866,922)	(4,143)
Noncontrolling interest	—	171,903	—	—	171,903
Total equity	(4,143)	1,038,825	—	(866,922)	167,760
Total liabilities and equity	$942,565	$1,125,471	$—	$(1,319,821)	$748,215
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Condensed Statement of Operations

	Three Months Ended March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$60,864	$—	$—	$60,864
Third-party	—	3,876	—	—	3,876
Total revenue	—	64,740	—	—	64,740

Costs and expenses:
Operating and maintenance expenses	—	19,880	—	—	19,880
General and administrative expenses	4,291	—	—	—	4,291
Depreciation and amortization	—	6,643	—	—	6,643
Total costs and expenses	4,291	26,523	—	—	30,814

Income (loss) from operations	(4,291)	38,217	—	—	33,926

Other income (expense):
Equity in earnings of subsidiaries	38,217	—	—	(38,217)	—
Interest expense, net	(9,585)	—	—	—	(9,585)
Amortization of loan fees and debt premium	(363)	—	—	—	(363)
Net income	23,978	38,217	—	(38,217)	23,978
Less: Net loss attributable to Predecessor	—	(1,279)	—	—	(1,279)
Less: Net income attributable to noncontrolling interest	—	4,022	—	—	4,022
Net income attributable to the partners	23,978	35,474	—	(38,217)	21,235
Less: Net income attributable to the IDR holder	2,959	—	—	—	2,959
Net income attributable to PBF Logistics LP unitholders	$21,019	$35,474	$—	$(38,217)	$18,276
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS (a)

	Three Months Ended March 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Revenue:
Affiliate	$—	$56,202	$—	$—	$56,202
Third-party	—	4,962	—	—	4,962
Total revenue	—	61,164	—	—	61,164

Costs and expenses:
Operating and maintenance expenses	—	17,669	—	—	17,669
General and administrative expenses	3,315	—	—	—	3,315
Depreciation and amortization	—	5,483	—	—	5,483
Total costs and expenses	3,315	23,152	—	—	26,467

Income (loss) from operations	(3,315)	38,012	—	—	34,697

Other income (expense):
Equity in earnings of subsidiaries	38,012	—	—	(38,012)	—
Interest expense, net	(7,568)	—	—	—	(7,568)
Amortization of loan fees	(416)	—	—	—	(416)
Net income	26,713	38,012	—	(38,012)	26,713
Less: Net loss attributable to Predecessor	—	(1,494)	—	—	(1,494)
Less: Net income attributable to noncontrolling interest	—	3,599	—	—	3,599
Net income attributable to the partners	26,713	35,907	—	(38,012)	24,608
Less: Net income attributable to the IDR holder	1,686	—	—	—	1,686
Net income attributable to PBF Logistics LP unitholders	$25,027	$35,907	$—	$(38,012)	$22,922
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

Condensed Cash Flow Statement
12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Three Months Ended March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$23,978	$38,217	$—	$(38,217)	$23,978
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	6,643	—	—	6,643
Amortization of loan fees and debt premium	363	—	—	—	363
Unit-based compensation expense	834	—	—	—	834
Equity in earnings of subsidiaries	(38,217)	—	—	38,217	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	(23)	8,359	—	—	8,336
Accounts receivable	—	115	—	—	115
Prepaids and other current assets	30	(628)	—	—	(598)
Accounts payable - affiliates	(1,470)	(1,514)	—	—	(2,984)
Accounts payable and accrued liabilities	10,172	(3,264)	—	—	6,908
Amounts due to (from) related parties	29,243	(29,243)	—	—	—
Deferred revenue	—	(595)	—	—	(595)
Other assets and liabilities	—	(75)	—	—	(75)
Net cash provided by operating activities	24,910	18,015	—	—	42,925

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(3,953)	—	—	(3,953)
Investment in subsidiaries	(462)	—	—	462	—
Net cash used in investing activities	$(462)	$(3,953)	$—	$462	$(3,953)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Three Months Ended March 31, 2018
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(23,058)	$—	$—	$—	$(23,058)
Contribution from parent	—	1,593	—	(462)	1,131
Distributions to TVPC members	—	(5,000)	—	—	(5,000)
Repayment of revolving credit facility	(9,700)	—	—	—	(9,700)
Net cash used in financing activities	(32,758)	(3,407)	—	(462)	(36,627)

Net change in cash and cash equivalents	(8,310)	10,655	—	—	2,345
Cash and cash equivalents at beginning of year	10,909	8,755	—	—	19,664
Cash and cash equivalents at end of period	$2,599	$19,410	$—	$—	$22,009
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (a)

	Three Months Ended March 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from operating activities:
Net income	$26,713	$38,012	$—	$(38,012)	$26,713
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	—	5,483	—	—	5,483
Amortization of loan fees	416	—	—	—	416
Unit-based compensation expense	680	—	—	—	680
Equity in earnings of subsidiaries	(38,012)	—	—	38,012	—
Changes in operating assets and liabilities:
Accounts receivable - affiliates	90	7,770	—	—	7,860
Accounts receivable	—	2,472	—	—	2,472
Prepaids and other current assets	110	(407)	—	—	(297)
Accounts payable - affiliates	2,802	(2,081)	—	—	721
Accounts payable and accrued liabilities	6,974	1,147	—	—	8,121
Amounts due to (from) related parties	29,200	(29,200)	—	—	—
Deferred revenue	—	246	—	—	246
Other assets and liabilities	(7)	176	—	—	169
Net cash provided by operating activities	28,966	23,618	—	—	52,584

Cash flows from investing activities:
Expenditures for property, plant and equipment	—	(19,645)	—	—	(19,645)
Purchase of marketable securities	(75,036)	—	—	—	(75,036)
Maturities of marketable securities	75,006	—	—	—	75,006
Investment in subsidiaries	(2,753)	—	—	2,753	—
Net cash used in investing activities	$(2,783)	$(19,645)	$—	$2,753	$(19,675)
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.

12. CONDENSED CONSOLIDATING FINANCIAL STATEMENTS OF PBF LOGISTICS
CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Continued) (a)

	Three Months Ended March 31, 2017
	Issuer	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Combining and Consolidating Adjustments	Total
Cash flows from financing activities:
Distributions to unitholders	$(20,059)	$—	$—	$—	$(20,059)
Distributions to TVPC members	—	(3,425)	—	—	(3,425)
Contribution from parent	—	9,601	—	(2,753)	6,848
Repayment of term loan	(39,664)	—	—	—	(39,664)
Net cash (used in) provided by financing activities	(59,723)	6,176	—	(2,753)	(56,300)

Net change in cash and cash equivalents	(33,540)	10,149	—	—	(23,391)
Cash and cash equivalents at beginning of year	52,133	12,088	—	—	64,221
Cash and cash equivalents at end of period	$18,593	$22,237	$—	$—	$40,830
(a) Retrospectively adjusted to include the historical balances related to the Development Assets. See Notes 1 “Description of the Business and Basis of Presentation” and 3 “Acquisitions” for further discussion.